Income Per Share - Additional Information (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Anti-dilutive shares excluded from diluted weighted average shares outstanding	0.4	0.2	0.2